Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

21. Segment Information

The Company’s Chief Executive Officer, who has been identified as the chief operating decision maker (“CODM”), reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. Accordingly, the Company’s CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.

21. Segment Information (Continued)

The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	38,418,915	44,280,720	49,098,667
Less:
Line-haul transportation cost	13,591,627	13,966,446	13,970,542
Sorting hub cost	8,253,522	9,163,784	9,837,678
Freight forwarding cost	854,533	828,270	760,308
Cost of accessories sold	513,391	651,729	577,950
Other costs(1)	3,543,316	5,953,399	11,680,748
Selling, general and administrative excluding Share-based compensation expense	2,170,277	2,371,325	2,408,310
Share-based compensation expense	254,976	318,692	229,250
Loss/(gain) on disposal of equity investees, subsidiaries and others	(5,485)	10,518	(37,034)
Impairment of investment in equity investees	—	931,367	—
Impairment of goodwill	—	—	84,431
Other segment items(2)	488,301	1,197,595	350,823
Net income	8,754,457	8,887,595	9,235,661
(1)	Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges.
(2)

Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.

Substantially all of the Company’s revenues for the years ended December 31, 2023, 2024 and 2025 were generated from the PRC. As of December 31, 2024 and 2025, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments information are presented.